As filed with the Securities and Exchange Commission on September 8, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22871

HCIM Trust
(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615
(Address of principal executive offices) (Zip code)

Mr. David B. Perkins, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615

(Name and address of agent for service)

1-877-569-2382
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2014

Date of reporting period:  June 30, 2014

Item 1. Reports to Stockholders.

Semi-Annual Report
JUNE 30, 2014

Hatteras PE Intelligence Fund

Hatteras Disciplined Opportunity Fund

HCIM Trust

For the period ended June 30, 2014

Table of Contents

Allocation of Portfolio Assets	1-2

Schedules of Investments	3-40

Statements of Assets and Liabilities	41

Statements of Operations	42

Statements of Changes in Net Assets	43-44

Notes to Financial Statements	45-58

Expense Example	59-60

HCIM Trust

Hatteras PE Intelligence Fund
Hatteras Disciplined Opportunity Fund

Financial Statements

For the period ended June 30, 2014

hcim trust

Hatteras PE Intelligence Fund

*Allocation of Portfolio Assets — June 30, 2014 (Unaudited)

*    Percentages are stated as a percentage of total investments.

one

hcim trust

Hatteras Disciplined Opportunity Fund

*Allocation of Portfolio Assets — June 30, 2014 (Unaudited)

*    Percentages are stated as a percentage of net assets.

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hatteras pe intelligence fund

Schedule of Investments

June 30, 2014 (Unaudited)

	Shares	Value
Common Stocks — 86.6%
Aerospace & Defense — 3.1%
Alliant Techsystems, Inc.	581	$77,808
B/E Aerospace, Inc.a	1,844	170,552
Esterline Technologies Corp.a	598	68,842
Exelis, Inc.	3,533	59,990
General Dynamics Corp.	218	25,408
Honeywell International, Inc.	525	48,799
Huntington Ingalls Industries, Inc.	909	85,982
L-3 Communications Holdings, Inc.	47	5,675
Lockheed Martin Corp.	179	28,771
Northrop Grumman Corp.	118	14,116
Precision Castparts Corp.	98	24,735
Raytheon Co.	172	15,867
Rockwell Collins, Inc.	74	5,783
Textron, Inc.	155	5,935
The Boeing Co.	458	58,271
Triumph Group, Inc.	977	68,214
United Technologies Corp.	565	65,229
Total Aerospace & Defense		829,977
Air Freight & Logistics — 0.3%
C H Robinson Worldwide, Inc.	82	5,231
Expeditors International of Washington, Inc.	111	4,902
FedEx Corp.	184	27,854
United Parcel Service, Inc.	470	48,250
Total Air Freight & Logistics		86,237
Airlines — 0.7%
Alaska Air Group, Inc.	1,253	119,098
Delta Air Lines, Inc.	558	21,606
JetBlue Airways Corp.a	4,156	45,093
Southwest Airlines Co.	382	10,260
Total Airlines		196,057
Auto Components — 0.5%
BorgWarner, Inc.	233	15,189
Delphi Automotive PLC	285	19,591

The accompanying notes are an integral part of these financial statements.

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Schedule of Investments

June 30, 2014 (Unaudited) (continued)

	Shares	Value
Auto Components — 0.5% (continued)
Gentex Corp.	2,131	$61,991
Johnson Controls, Inc.	680	33,952
The Goodyear Tire & Rubber Co.	282	7,834
Total Auto Components		138,557
Automobiles — 0.7%
Ford Motor Co.	4,445	76,632
General Motors Co.	1,473	53,470
Harley-Davidson, Inc.	226	15,786
Thor Industries, Inc.	593	33,724
Total Automobiles		179,612
Banks — 2.9%
Associated Banc-Corp.	764	13,813
BancorpSouth, Inc.	403	9,902
Bank Of America Corp.	3,930	60,404
Bank of Hawaii Corp.	211	12,384
BB&T Corp.	264	10,410
Cathay General BanCorp	350	8,946
Citigroup, Inc.	1,137	53,553
City National Corp.	225	17,046
Comerica, Inc.	68	3,411
Commerce Bancshares, Inc.	386	17,949
Cullen/Frost Bankers, Inc.	250	19,855
East West Bancorp, Inc.	681	23,828
Fifth Third Bancorp	318	6,789
First Horizon National Corp.	1,122	13,307
First Niagara Financial Group, Inc.	1,688	14,753
FirstMerit Corp.	784	15,484
Fulton Financial Corp.	917	11,362
Hancock Holding Co.	394	13,916
Huntington Bancshares, Inc.	309	2,948
International Bancshares Corp.	269	7,263
JPMorgan Chase & Co.	1,407	81,071
KeyCorp	331	4,743
M&T Bank Corp.	49	6,079
PacWest Bancorp.	454	19,599
Prosperity Bancshares, Inc.	282	17,653

The accompanying notes are an integral part of these financial statements.

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Schedule of Investments

June 30, 2014 (Unaudited) (continued)

	Shares	Value
Banks — 2.9% (continued)
Regions Financial Corp.	524	$5,565
Signature Banka	224	28,264
SunTrust Banks, Inc.	200	8,012
SVB Financial Groupa	235	27,406
Synovus Financial Corp.	661	16,115
TCF Financial Corp.	784	12,834
The PNC Financial Services Group, Inc.	198	17,632
Trustmark Corp.	320	7,901
Umpqua Holdings Corp.	823	14,748
US Bancorp	676	29,284
Valley National Bancorp	953	9,444
Webster Financial Corp.	428	13,499
Wells Fargo & Co.	1,783	93,715
Westamerica Bancorporation	126	6,587
Zions Bancorporation	69	2,033
Total Banks		759,507
Beverages — 0.0%
Brown-Forman Corp.	18	1,695
Coca-Cola Enterprises, Inc.	26	1,242
Constellation Brands, Inc.a	19	1,675
Dr. Pepper Snapple Group, Inc.	22	1,289
Molson Coors Brewing Co.	18	1,335
Monster Beverage Corp.a	15	1,065
PepsiCo, Inc.	24	2,144
The Coca-Cola Co.	61	2,584
Total Beverages		13,029
Biotechnology — 0.7%
Alexion Pharmaceuticals, Inc.a	41	6,406
Amgen, Inc.	157	18,584
Biogen Idec, Inc.a	50	15,766
Celgene Corp.a	168	14,428
Cubist Pharmaceuticals, Inc.a	904	63,117
Gilead Sciences, Inc.a	323	26,780
Regeneron Pharmaceuticals, Inc.a	17	4,802
United Therapeutics Corp.a	514	45,484
Vertex Pharmaceuticals, Inc.a	50	4,734
Total Biotechnology		200,101

The accompanying notes are an integral part of these financial statements.

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Schedule of Investments

June 30, 2014 (Unaudited) (continued)

	Shares	Value
Building Products — 1.0%
Allegion PLC	48	$2,721
AO Smith Corp.	1,406	69,710
Fortune Brands Home & Security, Inc.	3,067	122,465
Lennox International, Inc.	827	74,074
Masco Corp.	194	4,307
Total Building Products		273,277
Capital Markets — 1.2%
Affiliated Managers Group, Inc.a	249	51,144
Ameriprise Financial, Inc.	71	8,520
BlackRock, Inc.	46	14,702
E*Trade Financial Corp.a	108	2,296
Eaton Vance Corp.	575	21,729
Federated Investors, Inc.	439	13,574
Franklin Resources, Inc.	149	8,618
Greenhill & Co., Inc.	125	6,156
Invesco Ltd.	160	6,040
Janus Capital Group, Inc.	708	8,836
Legg Mason, Inc.	38	1,950
Morgan Stanley	517	16,715
Northern Trust Corp.	83	5,329
Raymond James Financial, Inc.	584	29,626
SEI Investments Co.	671	21,989
State Street Corp.	159	10,694
T Rowe Price Group, Inc.	97	8,188
The Bank of New York Mellon Corp.	421	15,779
The Charles Schwab Corp.	433	11,661
The Goldman Sachs Group, Inc.	156	26,121
Waddell & Reed Financial, Inc.	399	24,973
Total Capital Markets		314,640
Chemicals — 1.2%
Albemarle Corp.	429	30,674
Ashland, Inc.	590	64,157
Cabot Corp.	319	18,499
Cytec Industries, Inc.	194	20,451
Intrepid Potash, Inc.a	302	5,062
Minerals Technologies, Inc.	187	12,263

The accompanying notes are an integral part of these financial statements.

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Schedule of Investments

June 30, 2014 (Unaudited) (continued)

	Shares	Value
Chemicals — 1.2% (continued)
NewMarket Corp.	61	$23,919
Olin Corp.	433	11,656
PolyOne Corp.	509	21,449
Rayonier Advanced Materials, Inc.a	199	7,724
RPM International, Inc.	721	33,296
Sensient Technologies Corp.	274	15,267
The Scotts Miracle-Gro Co.	238	13,533
The Valspar Corp.	426	32,457
Total Chemicals		310,407
Commercial Services & Supplies — 2.2%
Cintas Corp.	55	3,495
Civeo Corp.a	1,895	47,432
Clean Harbors, Inc.a	1,031	66,242
Copart, Inc.a	2,073	74,545
Deluxe Corp.	928	54,362
Herman Miller, Inc.	1,023	30,936
HNI Corp.	776	30,349
Iron Mountain, Inc.	94	3,332
MSA Safety, Inc.	584	33,568
Pitney Bowes, Inc.	111	3,066
Republic Services, Inc.	148	5,620
Rollins, Inc.	1,109	33,270
RR Donnelley & Sons Co.	3,731	63,278
Stericycle, Inc.a	46	5,447
The ADT Corp.	100	3,494
Tyco International Ltd.	249	11,354
Waste Connections, Inc.	2,284	110,888
Waste Management, Inc.	239	10,691
Total Commercial Services & Supplies		591,369
Communications Equipment — 0.9%
ADTRAN, Inc.	386	8,708
ARRIS Group, Inc.a	293	9,531
Ciena Corp.a	710	15,379
Cisco Systems, Inc.	1,911	47,488
F5 Networks, Inc.a	28	3,120
Harris Corp.	39	2,954

The accompanying notes are an integral part of these financial statements.

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Schedule of Investments

June 30, 2014 (Unaudited) (continued)

	Shares	Value
Communications Equipment — 0.9% (continued)
InterDigital, Inc.	280	$13,384
JDS Uniphase Corp.a	1,599	19,940
Juniper Networks, Inc.a	173	4,246
Motorola Solutions, Inc.	83	5,525
Plantronics, Inc.	293	14,079
Polycom, Inc.a	932	11,678
QUALCOMM, Inc.	627	49,658
Riverbed Technology, Inc.a	1,094	22,569
Total Communications Equipment		228,259
Construction & Engineering — 0.8%
AECOM Technology Corp.a	1,839	59,216
Fluor Corp.	88	6,767
Granite Construction, Inc.	628	22,595
Jacobs Engineering Group, Inc.a	72	3,836
KBR, Inc.	2,700	64,395
Quanta Services, Inc.a	119	4,115
URS Corp.	1,221	55,983
Total Construction & Engineering		216,907
Construction Materials — 0.3%
Eagle Materials, Inc.	269	25,361
Martin Marietta Materials, Inc.	381	50,311
Total Construction Materials		75,672
Consumer Finance — 0.3%
American Express Co.	339	32,161
Capital One Financial Corp.	212	17,511
Discover Financial Services	175	10,846
Navient Corp.	159	2,816
SLM Corp.	2,050	17,036
Total Consumer Finance		80,370
Containers & Packaging — 0.6%
Aptargroup, Inc.	358	23,990
Greif, Inc.	167	9,111
Packaging Corp. of America	541	38,676
Rock Tenn Co.	399	42,130

The accompanying notes are an integral part of these financial statements.

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Schedule of Investments

June 30, 2014 (Unaudited) (continued)
	Shares	Value
Containers & Packaging — 0.6% (continued)
Silgan Holdings, Inc.	240	$12,197
Sonoco Products Co.	557	24,469
Total Containers & Packaging		150,573
Distributors — 0.5%
Genuine Parts Co.	159	13,960
LKQ Corp.a	4,049	108,068
Total Distributors		122,028
Diversified Consumer Services — 0.7%
Apollo Education Group, Inc.a	1,302	40,688
DeVry Education Group, Inc.	753	31,882
Graham Holdings Co.	4	2,872
H&R Block, Inc.	277	9,285
Service Corp International	2,801	58,037
Sotheby’s	921	38,673
Total Diversified Consumer Services		181,437
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc.a	668	84,542
CBOE Holdings, Inc.	415	20,422
CME Group, Inc.	119	8,443
IntercontinentalExchange Group, Inc.	43	8,123
Leucadia National Corp.	116	3,041
Mcgraw Hill Financial, Inc.	101	8,386
Moody’s Corp.	70	6,136
MSCI, Inc.a	553	25,355
The NASDAQ OMX Group, Inc.	43	1,661
Total Diversified Financial Services		166,109
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	4,729	167,218
CenturyLink, Inc.	499	18,064
Frontier Communications Corp.	854	4,987
tw telecom, Inc.a	8,130	327,720
Verizon Communications, Inc.	3,760	183,977
Windstream Holdings, Inc.	514	5,119
Total Diversified Telecommunication Services		707,085

The accompanying notes are an integral part of these financial statements.

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Schedule of Investments

June 30, 2014 (Unaudited) (continued)

	Shares	Value
Electric Utilities — 0.3%
Cleco Corp.	174	$10,257
Great Plains Energy, Inc.	441	11,850
Hawaiian Electric Industries, Inc.	292	7,393
IDACORP, Inc.	144	8,328
OGE Energy Corp.	573	22,393
PNM Resources, Inc.	229	6,717
Westar Energy, Inc.	371	14,168
Total Electric Utilities		81,106
Electrical Equipment — 1.4%
Acuity Brands, Inc.	792	109,494
AMETEK, Inc.	134	7,005
Eaton Corp PLC	322	24,852
Emerson Electric Co.	471	31,256
Hubbell, Inc.	999	123,027
Regal-Beloit Corp.	838	65,833
Rockwell Automation, Inc.	76	9,512
Total Electrical Equipment		370,979
Electronic Equipment, Instruments & Components — 1.3%
Amphenol Corp.	58	5,588
Arrow Electronics, Inc.a	678	40,958
Avnet, Inc.	950	42,094
Corning, Inc.	482	10,580
FEI Co.	288	26,130
FLIR Systems, Inc.	52	1,806
Ingram Micro, Inc.a	1,054	30,787
Itron, Inc.a	267	10,827
Jabil Circuit, Inc.	69	1,442
Knowles Corp.a	578	17,768
National Instruments Corp.	672	21,766
TE Connectivity Ltd.	151	9,338
Tech Data Corp.a	261	16,318
Trimble Navigation Ltd.a	1,757	64,921
Vishay Intertechnology, Inc.	930	14,406
Zebra Technologies Corp.a	337	27,742
Total Electronic Equipment, Instruments & Components		342,471

The accompanying notes are an integral part of these financial statements.

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Schedule of Investments

June 30, 2014 (Unaudited) (continued)

	Shares	Value
Energy Equipment & Services — 2.5%
Atwood Oceanics, Inc.a	795	$41,722
Baker Hughes, Inc.	39	2,904
Cameron International Corp.a	18	1,219
CARBO Ceramics, Inc.	266	40,996
Diamond Offshore Drilling, Inc.	6	298
Dresser-Rand Group, Inc.a	1,035	65,961
Dril-Quip, Inc.a	550	60,082
Ensco PLC	21	1,167
FMC Technologies, Inc.a	21	1,282
Halliburton Co.	77	5,468
Helix Energy Solutions Group, Inc.a	1,335	35,124
Helmerich & Payne, Inc.	10	1,161
Nabors Industries Ltd.	23	675
National Oilwell Varco, Inc.	38	3,129
Noble Corp. PLC	23	772
Oceaneering International, Inc.	1,475	115,242
Oil States International, Inc.a	733	46,978
Patterson-UTI Energy, Inc.	1,926	67,294
Rowan Cos. PLC	11	351
Schlumberger Ltd.	118	13,918
Superior Energy Services, Inc.	2,128	76,906
Tidewater, Inc.	689	38,687
Transocean Ltd.	31	1,396
Unit Corp.a	592	40,747
Total Energy Equipment & Services		663,479
Food & Staples Retailing — 0.2%
Costco Wholesale Corp.	7	806
CVS Caremark Corp.	19	1,432
Safeway, Inc.	26	893
SUPERVALU, Inc.a	1,596	13,119
Sysco Corp.	66	2,472
The Kroger Co.	58	2,867
United Natural Foods, Inc.a	386	25,128
Walgreen Co.	14	1,038
Wal-Mart Stores, Inc.	26	1,952
Whole Foods Market, Inc.	41	1,584
Total Food & Staples Retailing		51,291

The accompanying notes are an integral part of these financial statements.

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Schedule of Investments

June 30, 2014 (Unaudited) (continued)

	Shares	Value
Food Products — 1.1%
Archer-Daniels-Midland Co.	74	$3,264
Campbell Soup Co.	20	916
ConAgra Foods, Inc.	47	1,395
Dean Foods Co.	743	13,069
Flowers Foods, Inc.	1,411	29,744
General Mills, Inc.	70	3,678
Hillshire Brands Co.	974	60,680
Hormel Foods Corp.	15	740
Ingredion, Inc.	592	44,424
Kellogg Co.	29	1,905
Keurig Green Mountain, Inc.	14	1,745
Kraft Foods Group, Inc.	10	600
Lancaster Colony Corp.	153	14,559
McCormick & Co, Inc.	15	1,074
Mead Johnson Nutrition Co.	23	2,143
Mondelez International, Inc.	27	1,015
Post Holdings, Inc.a	346	17,615
The Hain Celestial Group, Inc.a	397	35,230
The Hershey Co.	17	1,655
The JM Smucker Co.	12	1,279
Tootsie Roll Industries, Inc.	164	4,828
Tyson Foods, Inc.	31	1,164
WhiteWave Foods Co.a	1,399	45,286
Total Food Products		288,008
Gas Utilities — 0.3%
Atmos Energy Corp.	288	15,379
National Fuel Gas Co.	243	19,027
ONE Gas, Inc.	151	5,700
Questar Corp.	510	12,648
UGI Corp.	329	16,615
WGL Holdings, Inc.	150	6,465
Total Gas Utilities		75,834
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	327	13,374
Align Technology, Inc.a	809	45,336
Baxter International, Inc.	116	8,387

The accompanying notes are an integral part of these financial statements.

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Schedule of Investments

June 30, 2014 (Unaudited) (continued)

	Shares	Value
Health Care Equipment & Supplies — 2.3% (continued)
Becton Dickinson & Co.	40	$4,732
Boston Scientific Corp.a	278	3,550
CareFusion Corp.a	43	1,907
Covidien PLC	95	8,567
CR Bard, Inc.	16	2,288
DENTSPLY International, Inc.	30	1,421
Edwards Lifesciences Corp.a	23	1,974
Hill-Rom Holdings, Inc.	639	26,525
Hologic, Inc.a	3,313	83,985
IDEXX Laboratories, Inc.a	574	76,669
Intuitive Surgical, Inc.a	8	3,295
Medtronic, Inc.	203	12,943
ResMed, Inc.	1,695	85,818
Sirona Dental Systems, Inc.a	609	50,218
St. Jude Medical, Inc.	60	4,155
STERIS Corp.	656	35,083
Stryker Corp.	62	5,228
Teleflex, Inc.	458	48,365
The Cooper Cos., Inc.	536	72,644
Thoratec Corp.a	626	21,822
Varian Medical Systems, Inc.a	22	1,829
Zimmer Holdings, Inc.	36	3,739
Total Health Care Equipment & Supplies		623,854
Health Care Providers & Services — 2.6%
Aetna, Inc.	76	6,162
AmerisourceBergen Corp.	48	3,488
Cardinal Health, Inc.	72	4,936
Cigna Corp.	58	5,334
Community Health Systems, Inc.a	1,407	63,836
DaVita HealthCare Partners, Inc.a	37	2,676
Express Scripts Holding Co.a	161	11,162
Health Net, Inc.a	892	37,054
Henry Schein, Inc.a	1,033	122,586
Humana, Inc.	32	4,087
Laboratory Corp. of America Holdingsa	18	1,843
LifePoint Hospitals, Inc.a	494	30,677
McKesson Corp.	49	9,124

The accompanying notes are an integral part of these financial statements.

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Schedule of Investments

June 30, 2014 (Unaudited) (continued)

	Shares	Value
Health Care Providers & Services — 2.6% (continued)
MEDNAX, Inc.a	1,227	$71,350
Omnicare, Inc.	1,205	80,217
Owens & Minor, Inc.	706	23,990
Patterson Cos., Inc.	17	672
Quest Diagnostics, Inc.	30	1,761
Tenet Healthcare Corp.a	20	939
UnitedHealth Group, Inc.	207	16,922
Universal Health Services, Inc.	1,086	103,995
VCA Antech, Inc.a	979	34,353
WellCare Health Plans, Inc.a	486	36,285
Wellpoint, Inc.	59	6,349
Total Health Care Providers & Services		679,798
Health Care Technology — 0.2%
Allscripts Healthcare Solutions, Inc.a	1,800	28,890
Cerner Corp.a	63	3,250
HMS Holdings Corp.a	989	20,185
Total Health Care Technology		52,325
Hotels, Restaurants & Leisure — 2.2%
Bally Technologies, Inc.a	524	34,437
Brinker International, Inc.	888	43,201
Carnival Corp.	452	17,018
Chipotle Mexican Grill, Inc.a	32	18,960
Darden Restaurants, Inc.	136	6,293
Domino’s Pizza, Inc.	738	53,941
International Game Technology	254	4,041
International Speedway Corp.	374	12,447
Life Time Fitness, Inc.a	532	25,930
Marriott International, Inc.	228	14,615
McDonald’s Corp.	1,114	112,224
Panera Bread Co.a	351	52,590
Starbucks Corp.	773	59,815
Starwood Hotels & Resorts Worldwide, Inc.	198	16,002
The Cheesecake Factory, Inc.	631	29,291
The Wendy’s Co.	3,510	29,940
Wyndham Worldwide Corp.	132	9,995
Wynn Resorts Ltd.	83	17,228
Yum! Brands, Inc.	456	37,027
Total Hotels, Restaurants & Leisure		594,995

The accompanying notes are an integral part of these financial statements.

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Schedule of Investments

June 30, 2014 (Unaudited) (continued)

	Shares	Value
Household Durables — 1.7%
DR Horton, Inc.	295	$7,251
Garmin Ltd.	126	7,673
Harman International Industries, Inc.	69	7,413
Jarden Corp.a	1,650	97,927
KB Home	1,189	22,211
Leggett & Platt, Inc.	143	4,902
Lennar Corp.	182	7,640
MDC Holdings, Inc.	523	15,842
Mohawk Industries, Inc.a	63	8,715
Newell Rubbermaid, Inc.	275	8,522
NVR, Inc.a	55	63,283
PulteGroup, Inc.	355	7,157
Tempur Sealy International, Inc.a	866	51,700
Toll Brothers, Inc.a	2,154	79,483
Tupperware Brands Corp.	670	56,079
Whirlpool Corp.	81	11,277
Total Household Durables		457,075
Household Products — 0.5%
Church & Dwight Co., Inc.	1,075	75,196
Colgate-Palmolive Co.	14	955
Energizer Holdings, Inc.	491	59,917
Kimberly-Clark Corp.	6	667
The Clorox Co.	15	1,371
The Procter & Gamble Co.	44	3,458
Total Household Products		141,564
Industrial Conglomerates — 1.4%
3M Co.	416	59,588
Carlisle Cos., Inc.	1,187	102,818
Danaher Corp.	403	31,728
General Electric Co.	6,781	178,205
Roper Industries, Inc.	55	8,030
Total Industrial Conglomerates		380,369
Insurance — 2.4%
ACE Ltd.	124	12,859
Aflac, Inc.	168	10,458
Alleghany Corp.a	79	34,612

The accompanying notes are an integral part of these financial statements.

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Schedule of Investments

June 30, 2014 (Unaudited) (continued)

	Shares	Value
Insurance — 2.4% (continued)
American Financial Group, Inc.	338	$20,131
American International Group, Inc.	542	29,582
Aon PLC	112	10,090
Arthur J. Gallagher & Co.	723	33,692
Aspen Insurance Holdings Ltd.	308	13,989
Assurant, Inc.	26	1,704
Brown & Brown, Inc.	562	17,259
Cincinnati Financial Corp.	54	2,594
Everest Re Group Ltd.	222	35,629
Fidelity National Financial, Inc.	2,341	76,691
First American Financial Corp.	497	13,812
Genworth Financial, Inc.a	182	3,167
Hartford Financial Services Group, Inc.	165	5,909
HCC Insurance Holdings, Inc.	475	23,247
Kemper Corp.	237	8,736
Lincoln National Corp.	96	4,938
Loews Corp.	113	4,973
Marsh & McLennan Cos., Inc.	203	10,519
Mercury General Corp.	172	8,091
MetLife, Inc.	406	22,557
Old Republic International Corp.	1,135	18,773
Primerica, Inc.	258	12,345
Principal Financial Group, Inc.	101	5,099
Protective Life Corp.	658	45,619
Prudential Financial, Inc.	168	14,913
Reinsurance Group of America, Inc.	334	26,353
RenaissanceRe Holdings Ltd.	196	20,972
StanCorp Financial Group, Inc.	203	12,992
The Allstate Corp.	166	9,748
The Chubb Corp.	90	8,295
The Hanover Insurance Group, Inc.	205	12,946
The Progressive Corp.	203	5,148
The Travelers Cos., Inc.	129	12,135
Torchmark Corp.	33	2,703
Unum Group	95	3,302
WR Berkley Corp.	488	22,599
XL Group PLC	100	3,273
Total Insurance		642,454

The accompanying notes are an integral part of these financial statements.

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	Shares	Value
Internet & Catalog Retail — 1.0%
Amazon.com, Inc.a	383	$124,391
Expedia, Inc.	105	8,270
HSN, Inc.	445	26,362
Netflix, Inc.a	61	26,877
priceline.com, Inc.a	55	66,165
TripAdvisor, Inc.a	113	12,278
Total Internet & Catalog Retail		264,343
Internet Software & Services — 1.2%
Akamai Technologies, Inc.a	66	4,030
AOL, Inc.a	536	21,327
Conversant, Inc.a	434	11,024
eBay, Inc.a	427	21,376
Equinix, Inc.a	334	70,170
Facebook, Inc.a	624	41,989
Google, Inc. — Class Aa	104	59,829
Google, Inc. — Class Ca	104	60,806
Rackspace Hosting, Inc.a	790	26,591
VeriSign, Inc.a	46	2,245
Yahoo!, Inc.a	345	12,120
Total Internet Software & Services		331,507
IT Services — 2.0%
Accenture PLC	230	18,593
Acxiom Corp.a	521	11,301
Alliance Data Systems Corp.a	20	5,625
Automatic Data Processing, Inc.	177	14,033
Broadridge Financial Solutions, Inc.	797	33,187
Cognizant Technology Solutions Corp.a	223	10,907
Computer Sciences Corp.	53	3,350
Convergys Corp.	689	14,772
Corelogic, Inc.a	625	18,975
DST Systems, Inc.	236	21,752
Fidelity National Information Services, Inc.	107	5,857
Fiserv, Inc.a	94	5,670
Gartner, Inc.a	622	43,863
Global Payments, Inc.	490	35,697
International Business Machines Corp	359	65,076

The accompanying notes are an integral part of these financial statements.

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	Shares	Value
IT Services — 2.0% (continued)
Jack Henry & Associates, Inc.	582	$34,588
Leidos Holdings, Inc.	437	16,755
MasterCard, Inc.	375	27,551
NeuStar, Inc.a	418	10,876
Paychex, Inc.	118	4,904
Science Applications International Corp.	276	12,188
Teradata Corp.a	58	2,332
The Western Union Co.	198	3,433
Total System Services, Inc.	60	1,885
VeriFone Systems, Inc.a	759	27,893
Visa, Inc.	187	39,403
WEX, Inc.a	263	27,607
Xerox Corp.	407	5,063
Total IT Services		523,136
Leisure Products — 0.7%
Brunswick Corp.	1,243	52,367
Hasbro, Inc.	119	6,313
Mattel, Inc.	347	13,523
Polaris Industries, Inc.	950	123,728
Total Leisure Products		195,931
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	70	4,021
Bio-Rad Laboratories, Inc.a	223	26,695
Charles Riv Laboratories International, Inc.a	529	28,312
Covance, Inc.a	681	58,280
Mettler-Toledo International, Inc.a	356	90,132
PerkinElmer, Inc.	24	1,124
Techne Corp.	373	34,529
Thermo Fisher Scientific, Inc.	83	9,794
Waters Corp.a	18	1,880
Total Life Sciences Tools & Services		254,767
Machinery — 6.9%
AGCO Corp.	1,623	91,245
Caterpillar, Inc.	416	45,207
CLARCOR, Inc.	931	57,582
Crane Co.	913	67,891

The accompanying notes are an integral part of these financial statements.

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	Shares	Value
Machinery — 6.9% (continued)
Cummins, Inc.	95	$14,658
Deere & Co.	244	22,094
Donaldson Co., Inc.	2,425	102,626
Dover Corp.	93	8,458
Flowserve Corp.	75	5,576
Graco, Inc.	1,118	87,293
Harsco Corp.	1,396	37,176
IDEX Corp.	1,493	120,545
Illinois Tool Works, Inc.	213	18,650
Ingersoll-Rand PLC	139	8,689
ITT Corp.	1,682	80,904
Joy Global, Inc.	55	3,387
Kennametal, Inc.	1,453	67,245
Lincoln Electric Holdings, Inc.	1,485	103,772
Nordson Corp.	1,113	89,251
Oshkosh Corp.	1,558	86,516
PACCAR, Inc.	194	12,189
Pall Corp.	60	5,123
Parker Hannifin Corp.	81	10,184
Pentair PLC	107	7,717
Snap-on, Inc.	32	3,793
SPX Corp.	808	87,434
Stanley Black & Decker, Inc.	85	7,465
Terex Corp.	2,058	84,584
Timken Co.	1,413	95,858
Trinity Industries, Inc.	2,778	121,454
Valmont Industries, Inc.	536	81,445
Wabtec Corp.	1,770	146,184
Woodward, Inc.	1,105	55,449
Xylem, Inc.	102	3,986
Total Machinery		1,841,630
Marine — 0.5%
Kirby Corp.a	1,045	122,411
Media — 3.7%
AMC Networks, Inc.a	810	49,807
Cablevision Systems Corp.	220	3,883
CBS Corp.	567	35,233

The accompanying notes are an integral part of these financial statements.

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	Shares	Value
Media — 3.7% (continued)
Cinemark Holdings, Inc.	1,390	$49,150
Comcast Corp.	2,937	157,658
DIRECTVa	488	41,485
Discovery Communications, Inc.a	227	16,862
Dreamworks Animation SKG, Inc.a	964	22,423
Gannett Co., Inc.	235	7,358
John Wiley & Sons, Inc.	623	37,748
Lamar Advertising Co.	875	46,375
Meredith Corp.	503	24,325
New York Times Co.	1,680	25,553
News Corp.a	511	9,167
Omnicom Group, Inc.	267	19,016
Scripps Networks Interactive, Inc.	114	9,250
The Interpublic Group of Cos., Inc.	436	8,506
The Walt Disney co.	1,838	157,590
Time Warner Cable, Inc.	285	41,980
Time Warner, Inc.	923	64,841
Time, Inc.a	1,603	38,834
Twenty-First Century Fox, Inc.	1,993	70,054
Viacom, Inc.	411	35,646
Total Media		972,744
Metals & Mining — 0.6%
Carpenter Technology Corp.	288	18,216
Cliffs Natural Resources, Inc.	858	12,913
Commercial Metals Co.	636	11,009
Compass Minerals International, Inc.	181	17,329
Reliance Steel & Aluminum Co.	422	31,106
Royal Gold, Inc.	353	26,870
Steel Dynamics, Inc.	1,213	21,773
Worthington Industries, Inc.	287	12,353
Total Metals & Mining		151,569
Multiline Retail — 0.7%
Big Lots, Inc.	769	35,143
Dollar General Corp.a	303	17,380
Dollar Tree, Inc.a	213	11,600
Family Dollar Stores, Inc.	98	6,482
JC Penney Co., Inc.a	4,153	37,585

The accompanying notes are an integral part of these financial statements.

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	Shares	Value
Multiline Retail — 0.7% (continued)
Kohl’s Corp.	206	$10,852
Macy’s, Inc.	378	21,931
Nordstrom, Inc.	147	9,986
Target Corp.	647	37,494
Total Multiline Retail		188,453
Multi-Utilities — 0.2%
Alliant Energy Corp.	318	19,353
Black Hills Corp.	128	7,858
MDU Resources Group, Inc.	546	19,165
Vectren Corp.	236	10,030
Total Multi-Utilities		56,406
Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corp.	45	4,926
Apache Corp.	35	3,522
Bill Barrett Corp.a	576	15,425
Cabot Oil & Gas Corp.	38	1,297
Chesapeake Energy Corp.	46	1,430
Chevron Corp.	172	22,455
ConocoPhillips	110	9,430
CONSOL Energy, Inc.	20	921
Denbury Resources, Inc.	32	591
Devon Energy Corp.	34	2,700
Energen Corp.	980	87,102
EOG Resources, Inc.	49	5,726
EQT Corp.	14	1,497
Exxon Mobil Corp.	389	39,164
Gulfport Energy Corp.a	1,163	73,036
Hess Corp.	25	2,472
HollyFrontier Corp.	2,916	127,400
Kinder Morgan, Inc.	60	2,176
Marathon Oil Corp.	63	2,515
Marathon Petroleum Corp.	27	2,108
Murphy Oil Corp.	15	997
Newfield Exploration Co.a	12	530
Noble Energy, Inc.	32	2,479
Occidental Petroleum Corp.	71	7,287
ONEOK, Inc.	19	1,294

The accompanying notes are an integral part of these financial statements.

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	Shares	Value
Oil, Gas & Consumable Fuels — 2.5% (continued)
Peabody Energy Corp.	24	$392
Phillips 66	53	4,263
Pioneer Natural Resources Co.	13	2,988
QEP Resources, Inc.	16	552
Range Resources Corp.	15	1,304
Rosetta Resources, Inc.a	797	43,715
SM Energy Co.	867	72,915
Southwestern Energy Co.a	32	1,456
Spectra Energy Corp.	60	2,549
Tesoro Corp.	12	704
The Williams Cos., Inc.	61	3,551
Valero Energy Corp.	49	2,455
World Fuel Services Corp.	984	48,442
WPX Energy, Inc.a	2,747	65,681
Total Oil, Gas & Consumable Fuels		669,447
Paper & Forest Products — 0.1%
Domtar Corp.	356	15,254
Louisiana-Pacific Corp.a	787	11,821
Total Paper & Forest Products		27,075
Personal Products — 0.0%
Avon Products, Inc.	49	716
The Estee Lauder Cos., Inc.	29	2,153
Total Personal Products		2,869
Pharmaceuticals — 1.9%
AbbVie, Inc.	334	18,851
Actavis PLCa	37	8,253
Allergan, Inc.	64	10,830
Bristol-Myers Squibb Co.	357	17,318
Eli Lilly & Co.	209	12,994
Endo International PLCa	1,666	116,653
Forest Laboratories, Inc.a	51	5,049
Hospira, Inc.a	35	1,798
Johnson & Johnson	791	82,755
Mallinckrodt PLCa	656	52,493
Merck & Co., Inc.	620	35,867
Mylan, Inc.a	79	4,073

The accompanying notes are an integral part of these financial statements.

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	Shares	Value
Pharmaceuticals — 1.9% (continued)
Perrigo Co. PLC	28	$4,081
Pfizer, Inc.	1,345	39,920
Salix Pharmaceuticals Ltd.a	715	88,195
Zoetis, Inc.	105	3,388
Total Pharmaceuticals		502,518
Professional Services — 1.3%
Equifax, Inc.	66	4,788
FTI Consulting, Inc.a	700	26,474
Manpowergroup, Inc.	1,474	125,069
Nielsen Holdings NV	155	7,503
Robert Half International, Inc.	75	3,580
The Corporate Executive Board Co.	630	42,979
The Dun & Bradstreet Corp.	20	2,204
Towers Watson & Co.	1,186	123,617
Total Professional Services		336,214
Real Estate Investment Trusts (REITs) — 3.1%
Alexandria Real Estate Equities, Inc.	340	26,398
American Campus Communities, Inc.	497	19,005
American Tower Corp.	147	13,227
Apartment Investment & Management Co.	54	1,743
AvalonBay Communities, Inc.	45	6,398
BioMed Realty Trust, Inc.	914	19,953
Boston Properties, Inc.	57	6,736
Camden Property Trust	405	28,816
Corporate Office Properties Trust	417	11,597
Corrections Corp. of America	543	17,837
Crown Castle International Corp.	124	9,208
Duke Realty Corp.	1,551	28,166
Equity One, Inc.	299	7,053
Equity Residential	125	7,875
Essex Property Trust, Inc.	23	4,253
Extra Space Storage, Inc.	520	27,690
Federal Realty Investment Trust	316	38,211
General Growth Properties, Inc.	193	4,547
HCP, Inc.	172	7,117
Health Care REIT, Inc.	108	6,768

The accompanying notes are an integral part of these financial statements.

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	Shares	Value
Real Estate Investment Trusts (REITs) — 3.1% (continued)
Highwoods Properties, Inc.	426	$17,871
Home Properties, Inc.	272	17,397
Hospitality Properties Trust	708	21,523
Host Hotels & Resorts, Inc.	281	6,185
Kilroy Realty Corp.	390	24,289
Kimco Realty Corp.	152	3,493
Liberty Property Trust	693	26,285
Mack-Cali Realty Corp.	421	9,043
Mid-America Apartment Communities, Inc.	356	26,006
National Retail Properties, Inc.	578	21,496
Omega Healthcare Investors, Inc.	588	21,674
Plum Creek Timber Co., Inc.	66	2,977
Potlatch Corp.	193	7,990
Prologis, Inc.	185	7,602
Public Storage	53	9,082
Rayonier, Inc.	598	21,259
Realty Income Corp.	1,046	46,463
Regency Centers Corp.	438	24,388
Senior Housing Properties Trust	959	23,294
Simon Property Group, Inc.	117	19,455
SL Green Realty Corp.	449	49,125
Taubman Centers, Inc.	301	22,819
The Macerich Co.	52	3,471
UDR, Inc.	1,194	34,184
Ventas, Inc.	111	7,115
Vornado Realty Trust	65	6,937
Washington Prime Group, Inc.a	776	14,542
Weingarten Realty Investors	533	17,504
Weyerhaeuser Co.	218	7,214
Total Real Estate Investment Trusts (REITs)		813,281
Real Estate Management & Development — 0.1%
Alexander & Baldwin, Inc.	206	8,539
CBRE Group, Inc.a	102	3,268
Jones Lang Lasalle, Inc.	210	26,542
Total Real Estate Management & Development		38,349

The accompanying notes are an integral part of these financial statements.

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June 30, 2014 (Unaudited) (continued)

	Shares	Value
Road & Rail — 2.0%
Con-way, Inc.	1,048	$52,830
CSX Corp.	667	20,550
Genesee & Wyoming, Inc.a	940	98,700
JB Hunt Transport Services, Inc.	1,687	124,467
Kansas City Southern	61	6,558
Landstar System, Inc.	833	53,312
Norfolk Southern Corp.	207	21,327
Old Dominion Freight Line, Inc.a	1,290	82,147
Ryder System, Inc.	29	2,555
Union Pacific Corp.	605	60,349
Werner Enterprises, Inc.	787	20,863
Total Road & Rail		543,658
Semiconductors & Semiconductor Equipment — 1.7%
Advanced Micro Devices, Inc.a	4,128	17,296
Altera Corp.	116	4,032
Analog Devices, Inc.	115	6,218
Applied Materials, Inc.	441	9,944
Atmel Corp.a	2,872	26,911
Avago Technologies Ltd.	92	6,630
Broadcom Corp.	197	7,313
Cree, Inc.a	835	41,708
Cypress Semiconductor Corp.	964	10,517
Fairchild Semiconductor International, Inc.a	841	13,120
First Solar, Inc.a	25	1,776
Integrated Device Technology, Inc.a	932	14,409
Intel Corp.	1,830	56,547
International Rectifier Corp.a	479	13,364
Intersil Corp.	861	12,872
KLA-tencor Corp.	61	4,431
Lam Research Corp.	60	4,055
Linear Technology Corp.	87	4,095
Microchip Technology, Inc.	73	3,563
Micron Technology, Inc.a	387	12,752
NVIDIA Corp.	204	3,782
RF Micro Devices, Inc.a	1,878	18,010
Semtech Corp.a	464	12,134
Silicon Laboratories, Inc.a	269	13,248
Skyworks Solutions, Inc.	1,261	59,217

The accompanying notes are an integral part of these financial statements.

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	Shares	Value
Semiconductors & Semiconductor
Equipment — 1.7% (continued)
SunEdison, Inc.a	1,588	$35,889
Teradyne, Inc.	1,298	25,441
Texas Instruments, Inc.	400	19,116
Xilinx, Inc.	98	4,636
Total Semiconductors & Semiconductor Equipment		463,026
Software — 2.6%
ACI Worldwide, Inc.a	264	14,739
Adobe Systems, Inc.a	171	12,374
Advent Software, Inc.	277	9,022
ANSYS, Inc.a	629	47,691
Autodesk, Inc.a	84	4,736
CA, Inc.	118	3,391
Cadence Design System, Inc.a	1,967	34,403
Citrix Systems, Inc.a	61	3,816
CommVault Systems, Inc.a	305	14,997
Compuware Corp.	1,484	14,825
Concur Technologies, Inc.a	327	30,522
Electronic Arts, Inc.a	113	4,053
FactSet Research Systems, Inc.	269	32,355
Fair Isaac Corp.	241	15,366
Fortinet, Inc.a	921	23,145
Informatica Corp.a	756	26,951
Intuit	104	8,375
Mentor Graphics Corp.	674	14,538
MICROS Systems, Inc.a	518	35,172
Microsoft Corp.	2,781	115,968
Oracle Corp.	1,278	51,797
PTC, Inc.a	809	31,389
Red Hat, Inc.a	70	3,869
Rovi Corp.a	676	16,197
Salesforce.com, Inc.a	206	11,964
SolarWinds, Inc.a	448	17,320
Solera Holdings, Inc.	466	31,292
Symantec Corp.	255	5,840
Synopsys, Inc.a	1,059	41,110
TIBCO Software, Inc.a	1,111	22,409
Total Software		699,626

The accompanying notes are an integral part of these financial statements.

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	Shares	Value
Specialty Retail — 4.8%
Aaron’s, Inc.	954	$34,001
Abercrombie & Fitch Co.	1,011	43,726
Advance Auto Parts, Inc.	1,053	142,071
American Eagle Outfitters, Inc.	2,261	25,368
ANN, Inc.a	602	24,766
Ascena Retail Group, Inc.a	1,714	29,309
AutoNation, Inc.a	65	3,879
AutoZone, Inc.a	34	18,232
Bed Bath & Beyond, Inc.a	219	12,566
Best Buy Co., Inc.	277	8,590
Cabela’s, Inc.a	624	38,938
CarMax, Inc.a	227	11,806
Chico’s FAS, Inc.	2,119	35,938
CST Brands, Inc.	1,005	34,673
Dick’s Sporting Goods, Inc.	1,358	63,229
Foot Locker, Inc.	2,115	107,273
GameStop Corp.	117	4,735
Guess?, Inc.	794	21,438
L Brands, Inc.	249	14,606
Lowe’s Cos., Inc.	1,076	51,637
Murphy USA, Inc.a	593	28,992
Office Depot, Inc.a	6,438	36,632
O’Reilly Automotive, Inc.a	108	16,265
PetSmart, Inc.	106	6,339
Rent-A-Center, Inc.	692	19,847
Ross Stores, Inc.	220	14,549
Signet Jewelers Ltd.	1,156	127,842
Staples, Inc.	666	7,219
The Gap, Inc.	271	11,265
The Home Depot, Inc.	1,597	129,293
Tiffany & Co.	113	11,328
TJX Cos., Inc.	717	38,109
Tractor Supply Co.	144	8,698
Urban Outfitters, Inc.a	104	3,521
Williams-Sonoma, Inc.	1,171	84,054
Total Specialty Retail		1,270,734

The accompanying notes are an integral part of these financial statements.

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June 30, 2014 (Unaudited) (continued)

	Shares	Value
Technology Hardware, Storage & Peripherals — 1.5%
3D Systems Corp.a	236	$14,113
Apple, Inc.	2,469	229,444
Diebold, Inc.	443	17,795
EMC Corp.	744	19,597
Hewlett-Packard Co.	694	23,374
Lexmark International, Inc.	417	20,083
NCR Corp.a	1,151	40,388
NetApp, Inc.	123	4,492
SanDisk Corp.	83	8,668
Seagate Technology PLC	120	6,818
Western Digital Corp.	76	7,015
Total Technology Hardware, Storage & Peripherals		391,787
Textiles, Apparel & Luxury Goods — 1.6%
Carter’s, Inc.	719	49,561
Coach, Inc.	295	10,086
Deckers Outdoor Corp.a	460	39,712
Fossil Group, Inc.a	49	5,122
Hanesbrands, Inc.	1,322	130,138
Kate Spade & Co.a	1,639	62,512
Michael Kors Holdings Ltd.a	185	16,400
NIKE, Inc.	848	65,762
PVH Corp.	84	9,794
Ralph Lauren Corp.	60	9,641
Under Armour, Inc.a	158	9,399
VF Corp.	361	22,743
Total Textiles, Apparel & Luxury Goods		430,870
Thrifts & Mortgage Finance — 0.2%
Astoria Financial Corp.	401	5,393
Hudson City Bancorp, Inc.	178	1,750
New York Community Bancorp, Inc.	2,100	33,558
People’s United Financial, Inc.	117	1,775
Washington Federal, Inc.	491	11,013
Total Thrifts & Mortgage Finance		53,489
Tobacco — 0.1%
Altria Group, Inc.	32	1,342
Lorillard, Inc.	41	2,500

The accompanying notes are an integral part of these financial statements.

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	Shares	Value
Tobacco — 0.1% (continued)
Philip Morris International, Inc.	26	$2,192
Reynolds American, Inc.	35	2,112
Universal Corp.	183	10,129
Total Tobacco		18,275
Trading Companies & Distributors — 1.7%
Fastenal Co.	148	7,325
GATX Corp.	802	53,686
MSC Industrial Direct Co., Inc.	871	83,302
NOW, Inc.a	1,935	70,066
United Rentals, Inc.a	1,766	184,953
Watsco, Inc.	502	51,586
WW Grainger, Inc.	34	8,645
Total Trading Companies & Distributors		459,563
Water Utilities — 0.0%
Aqua America, Inc.	508	13,320
Wireless Telecommunication Services — 0.6%
Telephone & Data Systems, Inc.	5,926	154,728
Total Common Stocks (Cost $21,147,124)		23,058,538
Money Market Funds — 13.3%
Invesco Advisers, Inc. STIT —
Liquid Assets Portfolio —
Institutional Class 0.06%b	3,548,229	3,548,229
Total Money Market Funds (Cost $3,548,229)		3,548,229
Total Investments (Cost $24,695,353) — 99.9%		26,606,767
Other Assets in Excess of Liabilities — 0.1%		17,877
Total Net Assets — 100.0%		$26,624,644

Percentages are stated as a percent of net assets.

a	Non-income producing.
b	Variable Rate Security. The rate shown is the seven day yield as of June 30, 2014.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

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Forward Contracts
Settlement Date	Currency to be Delivered	U.S. $ Value June 30, 2014	Currency to be Received	U.S. $ Value June 30, 2014	Unrealized Appreciation (Depreciation)
7/7/14	138,886		147,746
	U.S. Dollars	$138,886	Australian Dollars	$139,246	$360
7/7/14	76,472		82,006
	U.S. Dollars	76,472	Canadian Dollars	76,840	368
7/7/14	7,525,653		5,521,227
	U.S. Dollars	7,525,653	Euros	7,560,476	34,823
7/7/14	447,430		263,507
	U.S. Dollars	447,430	British Pounds	450,940	3,510
		$8,188,441		$8,227,502	$39,061

The accompanying notes are an integral part of these financial statements.

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hatteras pe intelligence fund

Schedule of Investments

June 30, 2014 (Unaudited) (continued)

HCIM Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Quoted prices in active markets for identical securities.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●
Level 3 — Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Fund’s assets as of June 30, 2014 (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$23,058,538	$—	$—	$23,058,538
Money Market Funds	3,548,229	—	—	3,548,229
Total Investments	$26,606,767	$—	$—	$26,606,767

Other Financial Instruments*
Forward Contracts	$39,061	$—	$—	$39,061
Total Other Financial Instruments	$39,061	$—	$—	$39,061

*	Includes cumulative appreciation/depreciation on Other Financial Instruments as reported in their respective Schedules.

There were no transfers into or out of Level 1, Level 2, or Level 3 during the reporting period.

Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

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hatteras pe intelligence fund

Schedule of Investments

June 30, 2014 (Unaudited) (continued)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of June 30, 2014 (Unaudited):

Assets:
	Gross	Gross Amounts Offset in the	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
	Amounts of Recognized Assets	Statement Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Received (Pledged)	Net Amount
Description
Forward Contracts	$39,061	$—	$39,061	$39,061	$—	$—
	$39,061	$—	$39,061	$39,061	$—	$—

The accompanying notes are an integral part of these financial statements.

thirty-two

hatteras pe intelligence fund

Schedule of Investments

June 30, 2014 (Unaudited) (continued)

Liabilities:
	Gross	Gross Amounts Offset in the Statement	Net Amounts Presented in the Statement	Gross Amounts not offset in the Statement of Assets and Liabilities
	Amounts of Recognized Liabilities	of Assets and Liabilities	of Assets and Liabilities	Financial Instruments	Collateral Pledged (Received)	Net Amount
Description
Forward Contracts	$—	$—	$—	$—	$—	$—
	$—	$—	$—	$—	$—	$—

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Portfolio or liabilities or payment obligations of the clearing brokers to the Portfolio against any liabilities or payment obligations of the Portfolio to the clearing brokers. The Portfolio is required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

The accompanying notes are an integral part of these financial statements.

thirty-three

hatteras disciplined opportunity fund

Schedule of Investments

June 30, 2014 (Unaudited)

	Contracts	Value
Purchased Options — 102.2%a
Call Options — 99.5%
S&P 500 Composite Stock Price Index
Expiration July 2014, Exercise Price: $23.55	42	$723,719
Expiration July 2014, Exercise Price: $183.50	42	52,283
Expiration July 2014, Exercise Price: $23.75	40	688,456
Expiration July 2014, Exercise Price: $182.10	40	55,342
Expiration August 2014, Exercise Price: $23.55	42	722,338
Expiration August 2014, Exercise Price: $24.20	25	428,338
Expiration August 2014, Exercise Price: $183.50	42	53,070
Expiration August 2014, Exercise Price: $185.50	25	26,957
Expiration September 2014, Exercise Price: $23.55	42	721,053
Expiration September 2014, Exercise Price: $183.50	42	54,432
Expiration September 2014, Exercise Price: $23.75	40	685,917
Expiration September 2014, Exercise Price: $182.10	40	56,868
Expiration October 2014, Exercise Price: $23.55	72	1,233,671
Expiration October 2014, Exercise Price: $183.50	72	96,413
Expiration November 2014, Exercise Price: $23.55	42	718,267
Expiration November 2014, Exercise Price: $183.50	42	58,180
Expiration November 2014, Exercise Price: $24.25	33	562,045
Expiration November 2014, Exercise Price: $186.50	33	37,814
Expiration December 2014, Exercise Price: $23.55	42	717,035
Expiration December 2014, Exercise Price: $24.20	40	680,293
Expiration December 2014, Exercise Price: $183.50	42	59,881
Expiration December 2014, Exercise Price: $185.50	40	50,783
Expiration January 2015, Exercise Price: $23.55	42	715,589
Expiration January 2015, Exercise Price: $24.35	35	593,528
Expiration January 2015, Exercise Price: $183.50	42	61,930
Expiration January 2015, Exercise Price: $186.60	35	43,503
Expiration February 2015, Exercise Price: $23.50	37	629,075
Expiration February 2015, Exercise Price: $24.20	40	677,661
Expiration February 2015, Exercise Price: $183.50	37	56,943
Expiration February 2015, Exercise Price: $185.50	40	54,972
Expiration March 2015, Exercise Price: $24.00	40	677,298
Expiration March 2015, Exercise Price: $24.25	33	557,947
Expiration March 2015, Exercise Price: $185.00	40	58,219
Expiration March 2015, Exercise Price: $186.50	33	44,485
Expiration April 2015, Exercise Price: $23.75	40	677,045
Expiration April 2015, Exercise Price: $24.25	55	928,193

The accompanying notes are an integral part of these financial statements.

thirty-four

hatteras disciplined opportunity fund

Schedule of Investments

June 30, 2014 (Unaudited) (continued)

	Contracts	Value
Call Options — 99.5% (continued)
Expiration April 2015, Exercise Price: $182.10	40	$68,837
Expiration April 2015, Exercise Price: $188.60	55	69,478
Expiration May 2015, Exercise Price: $25.00	90	1,509,526
Expiration May 2015, Exercise Price: $188.50	90	118,937
Expiration June 2015, Exercise Price: $24.33	135	2,269,584
Expiration June 2015, Exercise Price: $186.50	135	202,582
Expiration July 2015, Exercise Price: $25.30	70	1,168,196
Expiration July 2015, Exercise Price: $193.92	70	76,509
Total Call Options		19,743,192
Put Options — 2.7%
S&P 500 Composite Stock Price Index
Expiration July 2014, Exercise Price: $183.50	42	316
Expiration July 2014, Exercise Price: $182.10	40	250
Expiration August 2014, Exercise Price: $183.50	42	2,383
Expiration August 2014, Exercise Price: $185.50	25	1,786
Expiration September 2014, Exercise Price: $183.50	42	4,900
Expiration September 2014, Exercise Price: $182.10	40	4,097
Expiration October 2014, Exercise Price: $183.50	72	13,630
Expiration November 2014, Exercise Price: $183.50	42	11,165
Expiration November 2014, Exercise Price: $186.50	33	10,765
Expiration December 2014, Exercise Price: $183.50	42	13,961
Expiration December 2014, Exercise Price: $185.50	40	15,042
Expiration January 2015, Exercise Price: $183.50	42	17,267
Expiration January 2015, Exercise Price: $186.60	35	17,121
Expiration February 2015, Exercise Price: $183.50	37	18,974
Expiration February 2015, Exercise Price: $185.50	40	21,575
Expiration March 2015, Exercise Price: $185.00	40	23,837
Expiration March 2015, Exercise Price: $186.50	33	21,062
Expiration April 2015, Exercise Price: $182.10	40	23,932
Expiration April 2015, Exercise Price: $188.60	55	43,413
Expiration May 2015, Exercise Price: $188.50	90	77,652
Expiration June 2015, Exercise Price: $186.50	135	116,746
Expiration July 2015, Exercise Price: $193.92	70	85,163
Total Put Options		545,037
Total Purchased Options (Cost $19,230,349)		20,288,229

The accompanying notes are an integral part of these financial statements.

thirty-five

hatteras disciplined opportunity fund

Schedule of Investments

June 30, 2014 (Unaudited) (continued)

	Contracts	Value
Money Market Funds — 2.9%
Invesco Advisers, Inc. STIT — Liquid Assets Portfolio —
Institutional Class 0.06%b	567,450	$567,450
Total Money Market Funds (Cost $567,450)		567,450
Total Investments (Cost $19,797,799) — 105.1%		20,855,679
Liabilities in Excess of Other Assets — (5.1)%		(1,009,962)
Total Net Assets — 100.0%		$19,845,717

Percentages are stated as a percent of net assets.

a	Non-income producing.
b	Variable Rate Security. The rate shown is the seven day yield as of June 30, 2014.

The accompanying notes are an integral part of these financial statements.

thirty-six

hatteras disciplined opportunity fund

Schedule of Investments

June 30, 2014 (Unaudited) (continued)

	Contracts	Value
Written Options — 11.8%
Call Options — 10.6%
S&P 500 Composite Stock Price Index
Expiration: July 2014, Exercise Price: $186.15	84	$82,624
Expiration: July 2014, Exercise Price: $183.37	80	100,617
Expiration: August 2014, Exercise Price: $186.90	84	79,886
Expiration: August 2014, Exercise Price: $188.00	50	42,656
Expiration: September 2014, Exercise Price: $187.45	84	79,968
Expiration: September 2014, Exercise Price: $184.56	80	96,144
Expiration: October 2014, Exercise Price: $188.00	144	139,606
Expiration: November 2014, Exercise Price: $188.80	84	81,661
Expiration: November 2014, Exercise Price: $190.25	66	57,257
Expiration: December 2014, Exercise Price: $189.40	84	82,467
Expiration: December 2014, Exercise Price: $190.20	80	74,054
Expiration: January 2015, Exercise Price: $190.10	84	83,499
Expiration: January 2015, Exercise Price: $191.00	70	65,417
Expiration: February 2015, Exercise Price: $190.00	74	79,924
Expiration: February 2015, Exercise Price: $191.50	80	77,085
Expiration: March 2015, Exercise Price: $191.70	80	80,301
Expiration: March 2015, Exercise Price: $193.00	66	61,003
Expiration: April 2015, Exercise Price: $188.93	80	99,340
Expiration: April 2015, Exercise Price: $195.00	110	95,900
Expiration: May 2015, Exercise Price: $195.45	180	162,304
Expiration: June 2015, Exercise Price: $193.55	270	285,898
Expiration: July 2015, Exercise Price: $201.12	140	101,215
Total Call Options		2,108,826
Put Options — 1.2%
S&P 500 Composite Stock Price Index
Expiration: July 2014, Exercise Price: $165.15	42	50
Expiration: July 2014, Exercise Price: $163.89	40	42
Expiration: August 2014, Exercise Price: $165.15	42	416
Expiration: August 2014, Exercise Price: $166.95	25	297
Expiration: September 2014, Exercise Price: $165.15	42	1,031
Expiration: September 2014, Exercise Price: $163.89	40	893
Expiration: October 2014, Exercise Price: $165.15	72	3,486
Expiration: November 2014, Exercise Price: $165.15	42	3,317
Expiration: November 2014, Exercise Price: $167.85	33	3,129
Expiration: December 2014, Exercise Price: $165.15	42	4,621
Expiration: December 2014, Exercise Price: $166.95	40	4,939

The accompanying notes are an integral part of these financial statements.

thirty-seven

hatteras disciplined opportunity fund

Schedule of Investments

June 30, 2014 (Unaudited) (continued)

	Contracts	Value
Put Options — 1.2% (continued)
Expiration: January 2015, Exercise Price: $165.15	42	$6,347
Expiration: January 2015, Exercise Price: $167.94	35	6,191
Expiration: February 2015, Exercise Price: $165.15	37	7,713
Expiration: February 2015, Exercise Price: $166.95	40	8,511
Expiration: March 2015, Exercise Price: $166.50	40	10,028
Expiration: March 2015, Exercise Price: $167.85	33	8,819
Expiration: April 2015, Exercise Price: $163.89	40	10,726
Expiration: April 2015, Exercise Price: $169.74	55	19,181
Expiration: May 2015, Exercise Price: $169.65	90	36,075
Expiration: June 2015, Exercise Price: $167.85	135	56,800
Expiration: July 2015, Exercise Price: $174.53	70	42,145
Total Put Options		234,757
Total Options Written (Premiums received $1,831,157) — 11.8%		$2,343,583

The accompanying notes are an integral part of these financial statements.

thirty-eight

hatteras disciplined opportunity fund

Schedule of Investments

June 30, 2014 (Unaudited) (continued)

HCIM Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Quoted prices in active markets for identical securities.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●
Level 3 — Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). In addition to the fair-valued securities, the other securities designated as level 3 included securities where prices are obtained from a broker quote in an illiquid market.

The following is a summary of the inputs used to value the Fund’s assets as of June 30, 2014 (Unaudited):

Description	Level 1	Level 2	Level 3	Total
Purchased Options	$—	$20,288,229	$—	$20,288,229
Money Market Funds	567,450	—	—	567,450
Total Long Investments in Securities	$567,450	$20,288,229	$—	$20,855,679
Written Options	$—	$2,343,583	$—	$2,343,583

There were no transfers into or out of Level 1, Level 2, or Level 3 during the period.

Transfers between levels are recognized at the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

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hatteras disciplined opportunity fund

Schedule of Investments

June 30, 2014 (Unaudited) (continued)

The table below discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers and counterparties. Margin reflected in the collateral tables reflect margin up to an amount of 100% of the net amount of unrealized loss for the respective counterparty as of June 30, 2014 (Unaudited):

Liabilities:

		Gross	Net
		Amounts	Amounts	Gross Amounts
		Offset	Presented	not offset in the
		in the	in the	Statement of
	Gross	Statement	Statement	Assets and Liabilities
	Amounts of	of Assets	of Assets		Collateral
	Recognized	and	and	Financial	Pledged	Net
	Liabilities	Liabilities	Liabilities	Instruments	(Received)	Amount
Description
Written Options	$2,343,583	$—	$2,343,583	$2,343,583	$—	$—
	$2,343,583	$—	$2,343,583	$2,343,583	$—	$—

Actual margin amounts required at each counterparty are based on the notional amounts or the number of contracts outstanding and may exceed the margin presented in the collateral tables. The master netting agreements allow the clearing brokers to net any collateral held in or on behalf of the Portfolio or liabilities or payment obligations of the clearing brokers to the Portfolio against any liabilities or payment obligations of the Portfolio to the clearing brokers. The Portfolio is required to deposit financial collateral (including cash collateral) at the clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty.

The accompanying notes are an integral part of these financial statements.

forty

hcim trust

Statement of Assets and Liabilities

June 30, 2014 (Unaudited)

	Hatteras PE	Hatteras Disciplined
	Intelligence Fund	Opportunity Fund
Assets:
Investments, at fair value (cost $24,695,353, $19,797,799)	$26,606,767	$20,855,679
Receivable for Fund shares issued	—	1,327,490
Dividends and interest receivable	16,843	25
Receivable for forwards	39,061	—
Deposits for short sales	—	6,046
Prepaid Expenses	17,024	7,779
Deferred offering costs	14,610	19,426
Total Assets	26,694,305	22,216,445
Liabilities:
Written option contracts, at fair value (premiums received $0, $1,831,157)	—	2,343,583
Payable for Fund shares redeemed	—	2,801
Due to custodian	4,228	—
Accrued management fee	32,376	664
Accrued expenses and other liabilities	33,057	23,680
Total Liabilities	69,661	2,370,728
Net Assets	$26,624,644	$19,845,717
Net Assets Consist of:
Shares of beneficial interest	$25,075,777	$19,445,418
Undistributed net investment income (loss)	(192,429)	(184,105)
Accumulated net realized gain (loss)	(209,179)	38,950
Net unrealized appreciation (depreciation) on:
Investments	1,911,414	1,057,880
Written option contracts	—	(512,426)
Forward contracts	39,061	—
Net Assets	$26,624,644	$19,845,717
Institutional Class Shares
Net assets	$26,624,644	$19,845,717
Shares outstanding (unlimited shares authorized, $0.001 par value)	2,510,218	1,938,892
Net asset value, redemption price and offering price per share	$10.61	$10.24

The accompanying notes are an integral part of these financial statements.

forty-one

hcim trust

Statement of Operations

For the Six Months Ended June 30, 2014 (Unaudited)

	Hatteras PE	Hatteras Disciplined
	Intelligence Fund	Opportunity Fund^
Investment Income:
Dividend income	$177,190	$—
Interest income	225	124
Total Investment Income	177,415	124
Expenses:
Management fees	190,342	81,927
Administration and accounting fees	46,678	37,842
Audit fees	9,670	9,670
Chief compliance officer fees	2,479	2,479
Custody fees	19,415	1,600
Trustees’ fees	12,397	12,397
Registration fees	20,985	14,743
Interest expense	18,381	—
Legal fees	15,293	14,563
Offering costs	14,392	12,986
Printing fees	—	2,256
Transfer agent fees	13,856	13,893
Other expenses	5,956	2,779
Total Expenses	369,844	207,135
Fees Recouped (Waived)	—	(22,906)
Net Expenses	369,844	184,229
Net Investment Loss	(192,429)	(184,105)
Realized and Unrealized Gain (Loss):
Realized gain (loss) on:
Investments	48,807	(39,370)
Foreign currency and foreign currency
transactions	222	—
Written option contracts	—	78,320
Forward contracts	24,347	—
Change in unrealized appreciation
(depreciation) on:
Investments	1,085,349	1,057,880
Foreign currency and foreign currency
transactions	(159,272)	—
Written option contracts	—	(512,426)
Forward contracts	39,061	—
Net Realized and Unrealized Gain	1,038,514	584,404
Net Increase in Net Assets Resulting from Operations	$846,085	$400,299
^ Commenced operations on December 31, 2013.

The accompanying notes are an integral part of these financial statements.

forty-two

hcim trust

Statement of Changes in Net Assets

		Period from
	Six Months Ended	November 12, 2013^
	June 30, 2014	through
HATTERAS PE INTELLIGENCE FUND	(Unaudited)	December 31, 2013
Operations:
Net investment loss	$(192,429)	$(64,661)
Net realized gain (loss)	73,376	(248,042)
Change in unrealized appreciation	965,138	985,337
Net Increase in Net Assets Resulting from Operations	846,085	672,634
Capital Share Transactions:
Proceeds from shares issued	109,040	25,109,981
Proceeds from shares issued to holders in reinvestment of dividends	—	—
Cost of shares redeemed	(4,105)	(108,991)
Net Increase in Net Assets from Capital Share Transactions	104,935	25,000,990
Total Increase in Net Assets	951,020	25,673,624
Net Assets:
Beginning of period	25,673,624	—
End of period*	$26,624,644	$25,673,624
* Including undistributed net investment income (loss)	$(192,429)	$—
^ Commenced operations on November 12, 2013.

The accompanying notes are an integral part of these financial statements.

forty-three

hcim trust

Statement of Changes in Net Assets

(continued)

Period from
December 31, 2013^
to
June 30, 2014
HATTERAS DISCIPLINED OPPORTUNITY FUND	(Unaudited)
Operations:
Net investment loss	$(184,105)
Net realized gain	38,950
Change in unrealized appreciation	545,454
Net Increase in Net Assets Resulting from Operations	400,299
Capital Share Transactions:
Proceeds from shares issued	19,962,839
Proceeds from shares issued to holders in reinvestment of dividends	—
Cost of shares redeemed	(517,421)
Net Increase in Net Assets from Capital Share Transactions	19,445,418
Total Increase in Net Assets	19,845,717
Net Assets:
Beginning of period	—
End of period*	$19,845,717
* Including undistributed net investment income (loss)	$(184,105)
^ Commenced operations on December 31, 2013.

The accompanying notes are an integral part of these financial statements.

forty-four

hcim trust

Notes to Financial Statements

June 30, 2014 (Unaudited)

1.     Organization
The Hatteras PE Intelligence Fund (the “PEI Fund”) and the Hatteras Disciplined Opportunity Fund (the “Disciplined Opportunity Fund”) (each a “Fund,” and collectively, the “Funds”), are each a series of HCIM Trust (the “Trust”), which was organized as a Delaware statutory trust on May 13, 2013. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end non-diversified management investment company. The PEI Fund commenced operations on November 12, 2013, and the Disciplined Opportunity Fund commenced operations on December 31, 2013. The Funds each consist of a single class with no front-end or back-end sales charges, no 12b-1 fees and no redemption fee.

Effective June 30, 2014, Hatteras Funds, LLC (the “Purchaser”), a wholly-owned subsidiary of RCS Advisory Services, LLC, which is an operating subsidiary of RCS Capital Corporation, purchased substantially all the assets related to the business operations of Hatteras Capital Investment Management, LLC (“HCIM”), the investment adviser to the Funds, and assumed certain liabilities of HCIM (the “Purchase”). The Purchase resulted in a change in control of HCIM and, therefore, constituted an “assignment” within the meaning of 1940 Act of the existing investment management agreement between HCIM and the Funds. The existing investment management agreement automatically terminated upon its assignment pursuant to certain provisions of the 1940 Act and was replaced by a new investment advisory agreement between the Purchaser and the Funds that was approved by the initial shareholder of each of the Funds.

The Funds are managed by Hatteras Funds, LLC (the “Adviser”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The Funds’ distributor, an affiliate of the Adviser, is Hatteras Capital Distributors, LLC (the “Distributor”).

PE Intelligence Fund

Investment Objective
The PEI Fund seeks investment results, before fees and expenses, comparable to the returns of the Nomura QES Modeled Private Equity Returns Index (the “Reference Index”).

Principal Investment Strategies
The PEI Fund seeks to track the Reference Index and therefore, to provide a return similar to that of a broad-based global investment in private equity buyout funds, calculated based on the amounts investors commit to private equity buyout funds, without directly or indirectly investing in private equity funds. The Reference Index is provided by Nomura International plc (the “Index Provider”). The Reference Index is

forty-five

hcim trust

Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

1.     Organization (continued)
PE Intelligence Fund (continued)
based on a quantitative model (the “PERI Model”) developed by Quantitative Equity Strategies, LLC (“QES”), using data provided by Preqin Ltd.

The PEI Fund seeks to achieve its investment objective by investing primarily in a combination of equity securities, total return swaps, notional cash deposits in various currencies and derivatives that, as a whole, are expected to produce returns that track the price performance of the Reference Index. The PEI Fund may invest in equity securities of companies of any capitalization. The PEI Fund will generally buy securities and hold notional currency positions that the Adviser expects will give the PEI Fund economic exposure similar to that of the respective constituents of the Reference Index and sell securities whose exposure is greater than that of the corresponding constituents of the Reference Index.

The Reference Index is rebalanced weekly. The Adviser expects that the PEI Fund’s active or frequent trading of portfolio securities may result in a portfolio turnover rate in excess of 100% on an annual basis.

The equity securities in which the PEI Fund invests include common stocks and shares of non-affiliated investment companies (such as exchange-traded funds (“ETFs”)) that invest primarily in the constituent equity securities of broad-based U.S. equity indices that focus on specific market sectors (e.g., the S&P 500 Energy Total Return Index).

Disciplined Opportunity Fund

Investment Objective
The Disciplined Opportunity Fund seeks to consistently outperform the broader equity market on a risk-adjusted basis in both rising and declining markets.

Principal Investment Strategies
The Disciplined Opportunity Fund seeks to achieve its investment objective principally by buying call options, with the S&P 500® Composite Stock Price Index (the “S&P 500 Index”) as the underlying reference index, to create broad market exposure, and buying and writing (selling) additional call and put options on the S&P 500 Index to enhance market returns and reduce market losses.

Acertus Capital Management, LLC (the “Sub-Advisor”) serves as the sub-adviser to the Disciplined Opportunity Fund. The Disciplined Opportunity’s Fund investment strategy is implemented through the purchase of a rolling series of call and put options, with each series of options delivering a formulaic return over its term.

The Disciplined Opportunity Fund generally invests in a series of call and put options, with each set of options having approximately a 12-month term. In other words, at any given time, the Disciplined Opportunity Fund will generally have one series of options expiring in approximately one month, a second set of options expiring in forty-six

hcim trust

Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

1.     Organization (continued)
Disciplined Opportunity Fund (continued)
approximately two months, and so on, up to a twelfth series expiring in approximately twelve months. Each month, a previously purchased set of options will generally expire, be exercised or be sold at or near their expiration, and the proceeds used to purchase (or roll into) a new series of options expiring in approximately twelve months.

The Disciplined Opportunity Fund expects that its assets will generally be invested evenly across the series of call and put options, such that the average time to expiration of the Disciplined Opportunity Fund’s options will be approximately six months.

The Disciplined Opportunity Fund utilizes FLexible EXchange® Options (“FLEX Options”). FLEX Options are explained further in Note 3 Derivative Transactions.

From time to time, the Disciplined Opportunity Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

2.     Summary of Significant Accounting Policies
These financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the period. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the Funds:

Cash — Cash may include short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits.

Security Valuation — Investments by the Funds are valued in the following manner:

Exchange-traded and over-the-counter securities are valued at the closing price of the applicable exchange on the day the valuation is made. Listed securities and put and call options for which no sale was reported on a particular day and securities traded over-the-counter are valued at the mean between the last bid and ask prices. Fixed income securities (other than obligations having a maturity of 60 days or less) are valued on the basis of values obtained from pricing services or from brokers, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Fixed income securities purchased with remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

2.     Summary of Significant Accounting Policies (continued)
Security Valuation (continued)
Securities and other assets for which market quotations are not readily available (including restricted securities) will be valued in good faith at fair value under the supervision of the Board. In determining the fair value of a security, Hatteras Capital Investment Management, LLC (the “Adviser”) and the Board shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Funds with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security. When a furnished price is significantly different from the previous day’s price, the Adviser will review the price to determine if it is appropriate. When prices are not readily available, or are determined to not reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate its net asset value, the Funds may value its securities or fair value as determined in accordance with procedures approved by the Board of Trustees.

A summary of the inputs used to value the Funds’ net assets as of June 30, 2014 is located in a table following the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

GAAP establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

●	Level 1 — Quoted prices in active markets for identical securities.

●	Level 2 — Other significant observable inputs (including quoted prices for similar securities or the identical security on an active market, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

There were no transfers in the Funds between levels during the six months ended June 30, 2014. Transfers between levels are recognized at the end of the reporting period.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

2.     Summary of Significant Accounting Policies (continued)
Security Transactions, Investment Income and Realized Gain and Loss — Investment and shareholder transactions in the Funds are recorded on trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recognized on an accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method. Long-term capital gain distributions received are recorded as capital gains.

Foreign Currency Translations and Transactions — The Funds may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

The Funds may enter into forward currency exchange contracts obligating the Funds to deliver and receive a currency at a specified future date. The Funds are subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Funds may use forward currency exchange contracts to gain exposure to, and to hedge against changes in the value of foreign currencies. With forward currency exchange contracts, there is minimal counter-party credit risk to the Funds since forward currency exchange contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded forward currency exchange contracts, guarantees the forward currency exchange contracts against default. Unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time the forward contract is closed.

Taxes and Distributions to Shareholders — The Funds intend to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. The Funds intend to distribute the requisite investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is recorded.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

2.     Summary of Significant Accounting Policies (continued)
Taxes and Distributions to Shareholders (continued)
fiscal year-end December 31, 2013. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change significantly.

Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Permanent differences are generally due to differing treatment of net investment losses. To the extent these differences are permanent, they are charged or credited to paid-in capital, accumulated net realized gain (loss), or accumulated net investment income (loss), as appropriate, in the period in which the differences arise. These reclassifications have no effect on net assets or net asset value per share of the Funds.

Guarantees and Indemnifications — Under the Funds’ organizational documents, its officers and trustees are indemnified by the Funds against certain liabilities arising out of the performance of their duties to the Funds. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

3.     Derivative Transactions
The Funds may utilize derivative instruments to implement its investment strategies. The Funds may use total return swaps, credit default swaps and currency forward contracts to implement its strategy of seeking investment results, before fees and expenses, which correspond generally to the overall performance of the Nomura QES Modeled Private Equity Returns Index (the “Reference Index”). Total return swaps may be used to gain exposure to certain broad based market sectors, instead of purchasing the underlying constituents of the sector directly. Currency forward contacts may be used to gain exposure to certain foreign equity markets that are components of the Reference Index.

A description of the potential benefits and risks with each type of derivative that may be used by the Funds is summarized below:

Total Return Swaps — A total return swap agreement is a financial contract between two parties, where one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. In total return swaps, the underlying asset, referred to as the reference asset, is usually an equity index, loans, or bonds. This is owned by the party receiving the set rate payment.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

3.     Derivative Transactions (continued)
Credit Default Swaps — A credit default swap (“CDS”) is a financial contract between two parties, where the seller of the CDS will compensate the buyer in the event of a loan default or other credit event. The buyer of the CDS makes a series of payments (the CDS “fee” or “spread”) to the seller and, in exchange, receives a payoff if the loan defaults.

Credit default swaps have two primary risks: counterparty risk and liquidity risk. Counterparty risk is the risk that the other party to the transaction will not honor its contractual obligation. Liquidity risk is the risk that buyers and sellers may become scarcer in periods of market volatility, making it difficult to close the position.

Forwards — A forward contract specifies the exchange of goods (generally a pre-determined amount of a foreign currency) for a specified price at a specified future date.

In addition, as the principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade, these markets can experience periods of illiquidity, sometimes of significant duration. Disruptions can occur in any currency market traded by a Fund due to unusually high trading volume, political intervention or other factors. The imposition of controls by governmental authorities might also limit such forward trading, to the possible detriment of a Fund. Market illiquidity or disruption could result in significant losses.

Options — Call options give the owner of the option to buy a stock at a specific price (also called the strike price) over a given period of time. Put options give the owner the right, but not the obligation, to sell a stock at a specific price over a given period of time. A purchaser (holder) of an option pays a non-refundable premium to the seller (writer) of an option to obtain the right to buy/sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of an option, upon payment by the holder of the premium, has the obligation to sell/buy the security from the holder of the option at the exercise price during the exercise period. When an option is exercised, the premium originally received decreases the cost basis of the underlying security (or increases the proceeds on the security sold short) and the Funds realize a gain or loss from the sale of the security (or closing of the short sale).

Although option techniques can increase investment return, they can also involve a relatively higher level of risk. The writing (selling) of uncovered options involves a theoretically unlimited risk of a price increase or decline, as the case may be, in the underlying security. The expiration of unexercised long option positions effectively results in loss of the entire cost or premium paid for the option. Option premium costs, as well as the cost of covering options written by the Funds, can reduce or eliminate position profits or create losses as well.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

3.     Derivative Transactions (continued)
Options (continued)
With options, there is minimal counterparty credit risk to the Funds since options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default.

FLEX Options are customized option contracts available through the Chicago Board Options Exchange (“CBOE”) that are guaranteed for settlement by The Options Clearing Corporation (“OCC” or the “Clearninghouse”). FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions. The Disciplined Opportunity Fund bears the risk that the Clearninghouse will be unable or unwilling to perform its obligations under the FLEX Options contracts. Additionally, FLEX Options may be illiquid, and in such cases, the Disciplined Opportunity Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

The Funds each engaged in derivative instruments during the six months ended June 30, 2014. The average quarterly notional amount of forward contracts, purchased options and written options during the six months ended June 30, 2014 were as follows:

		Disciplined
		Opportunity
	PEI Fund	Fund
Forward Contracts	$2,729,480	$—
Purchased Options	—	16,020,177
Written Options	—	1,612,004

4.     Investment Adviser and Other Affiliates
The Adviser is responsible for the management and operation of the Funds and the investment of the Funds’ assets, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment advisory agreement (the “Investment Advisory Agreement”) with the Funds. Under the terms of the Investment Advisory Agreement, the Adviser is responsible for developing, implementing and supervising the Funds’ investment programs and is entitled to receive a monthly management fee based upon the average daily net assets of the PEI Fund and Disciplined Opportunity Fund at the annual rate of 1.50% and 1.25%, respectively. The Adviser will remit a portion of the PEI Fund’s management fee to the Index Provider.

Acertus Capital Management, LLC (the “Sub-Advisor”) serves as sub-advisor to the Disciplined Opportunity Fund. Pursuant to the sub-advisory agreement between the Adviser and the Sub-Advisor who provides services to the Disciplined Opportunity

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

4.     Investment Adviser and Other Affiliates (continued)
Fund, the Adviser compensates the Sub-Advisor based on the amount of average daily net assets of the Disciplined Opportunity Fund.

Beginning May 19, 2014, the Adviser has voluntarily agreed to waive fees and/or reimburse certain expenses with respect to the Disciplined Opportunity Fund, to the extent necessary to maintain the Disciplined Opportunity Fund’s total annual Fund operating expenses at a ratio of 1.75% of average daily net assets. During the six months ended June 30, 2014, there were $22,906 in expenses waived. This voluntary waiver/reimbursement may be discontinued at any time.

Certain officers of the Trust are employees of the Adviser. Each member of the Board who are not an “interested person” of the Funds, as defined by Section 2(a)(19) of the 1940 Act (each an “Independent Manager”), receives an annual retainer from the Funds for his or her services on the Board and for his or her services as a member of the audit committee of the Funds.

5.     Organization and Offering Costs
Offering costs allocated to the Funds are accounted for as a deferred charge until operations begin and thereafter amortized to expense over 12 months on a straight-line basis. The PEI Fund and Disciplined Opportunity Fund incurred offering costs totaling $34,654 and $33,912, respectively.

6.     Investment Transactions
Costs of purchases and proceeds from sales of securities for the six months ended June 30, 2014 for the Funds (excluding short-term investments) a as follows:

		Disciplined
		Opportunity
	PEI Fund	Fund
Purchases of securities	$31,359,734	$7,168,858
Sales of securities	34,015,572	750,913

There were no purchases or sales of U.S. Government Securities during the period ended June 30, 2014.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

7.     Capital Share Transactions
Transactions in shares of each Fund were as follows:
		Disciplined
	PEI	Opportunity
	Fund	Fund
Shares outstanding, November 12, 2013(1)	—	—
Shares sold	2,510,998	—
Shares issued to shareholders in reinvestment of distributions	—	—
Shares redeemed	(10,998)	—
Shares outstanding, December 31, 2013(2)	2,500,000	1,000
Shares sold	10,625	1,988,955
Shares issued to shareholders in reinvestment of distributions	—	—
Shares redeemed	(407)	(51,063)
Shares outstanding, June 30, 2014	2,510,218	1,938,892

(1)   Inception of PEI Fund.
(2)   Inception of Disciplined Opportunity Fund.

8.     Ownership by Affiliated Parties
As of June 30, 2014, one affiliated party owned 2,500,000 shares of the PEI Fund, which represented 99.6% of total outstanding shares.

9.     Federal Income Taxes
The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows*:

		Disciplined
	PEI	Opportunity
	Fund	Fund
Cost of Investments	$24,978,387	$19,797,799
Gross tax unrealized appreciation	2,129,668	2,569,314
Gross tax unrealized depreciation	(501,288)	(1,511,434)
Net tax unrealized appreciation	$1,628,380	$1,057,880

*
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the PEI Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the PEI Fund’s most recent annual report. The Disciplined Opportunity Fund commenced operations on December 31, 2013, and, therefore, did not have any tax adjustments for the previous fiscal year.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

9.     Federal Income Taxes (continued)
Because the Disciplined Opportunity Fund commenced operations on December 31, 2013, the additional federal income tax information below pertains only to the PEI Fund.

At December 31, 2013 the components of distributable earnings/(losses) on a tax basis were as follows:

PE
Intelligence
Net unrealized appreciation	$543,031
Undistributed ordinary income	—
Undistributed long-term capital gain	479
Accumulated other gain	159,272
Total distributable earnings	$702,782

For the year ended December 31, 2013, the following adjustments were made on the Statement of Assets and Liabilities for permanent tax adjustments:

Undistributed
	Net	Accumulated
	Investment	Net Realized	Paid In
	Income/(Loss)	Gain/(Loss)	Capital
PE Intelligence	64,661	(34,513)	(30,148)

No distribution was required from the PEI Fund for the period ended December 31, 2013.

As of December 31, 2013 the PEI Fund did not have any accumulated capital loss carryovers.

10.     Credit Facility
For cash management purposes, the Funds have the ability to utilize an unsecured credit facility provided by U.S. Bank N.A. under a Loan Agreement (“Agreement”) dated January 15, 2014. The Funds may borrow up to 33.3% of the Funds’ net assets, with a maximum principal amount of $50,000,000. The Agreement can be terminated by either the Funds or U.S. Bank N.A.

At June 30, 2014, the Funds did not have an outstanding balance. The maximum amount outstanding during the six months ended June 30, 2014, under the credit facility for the PE Fund and the Disciplined Fund was $8,000,000 and $0, respectively. For the same period the PE Fund and the Disciplined Fund had an outstanding average daily balance of $1,161,359 and $0, respectively, under the credit facility. For the six months ended June 30, 2014, the weighted average rate paid on the loan for the Funds was 3.25%.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

11.     Subsequent Events
In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Capital Investment Management Trust
Financial Highlights
			Period from
	For the		November 12,
	Six Months		2013
	Ended		through
	June 30, 2014		December 31,
Hatteras PE Intelligence Fund	(Unaudited)		2013(1)
Per Share Data(2):
Net Asset Value, Beginning of Period	$10.27		$10.00
Gain (Loss) from Investment Operations:
Net investment loss(3)	(0.08)		(0.03)
Net realized and unrealized gain on investments and foreign currency	0.42		0.30
Total Gain from Investment Operations	0.34		0.27
Net Asset Value, End of Period	$10.61		$10.27
Total Return	3.31	%(4)	2.70	%(4)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$26,625		$25,674
Ratio of expenses to average net assets:	2.91	%(5)	3.48	%(5)
Ratio of net investment loss to average net assets:	(1.52	)%(5)	(1.91	)%(5)
Portfolio turnover rate	133	%(4)	65	%(4)

(1)	The fund commenced operations on November 12, 2013.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(4)	Not annualized.
(5)	Annualized.

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Notes to Financial Statements

June 30, 2014 (Unaudited) (continued)

Hatteras Capital Investment Management Trust (continued)
Financial Highlights (continued)

	Period from
	December 31,
	2013(1)
	through
	June 30, 2014
Hatteras Disciplined Opportunity Fund	(Unaudited)
Per Share Data(2):
Net Asset Value, Beginning of Period	$10.00
Gain (Loss) from Investment Operations:
Net investment loss(3)	(0.14)
Net realized and unrealized gain on investments and foreign currency	0.38
Total Gain from Investment Operations	0.24
Net Asset Value, End of Period	$10.24
Total Return	2.40	%(4)
Ratios/Supplemental Data:
Net assets (000’s omitted), end of period	$19,846
Ratio of expenses to average net assets:	2.81	%(5)(6)
Ratio of net investment loss to average net assets:	(2.81	)%(5)
Portfolio turnover rate	30	%(4)

(1)	The Fund commenced operations on December 31, 2013.
(2)	Information presented relates to a share of capital stock outstanding for the entire period.
(3)	Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the period.
(4)	Not annualized.
(5)	Annualized.
(6)	Amount presented is net of waiver. For the period from December 31, 2013 through June 30, 2014, the ratio of expenses gross of waiver is 3.16%.

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Expense Example

June 30, 2014 (Unaudited)

As a shareholder of the Hatteras PE Intelligence Fund and Hatteras Disciplined Opportunity Fund (each a “Fund” and collectively “the Funds”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/14 - 6/30/14).

Actual Expenses
The first line of the tables below provides information about actual account values and actual expenses. To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by funds in which the Funds invest in addition to the expenses of each Fund. The Example below includes, but is not limited to, investment advisory fees and operating services fees. However, the Example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under U.S. generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Expense Example

June 30, 2014 (Unaudited) (continued)

Hatteras PE Intelligence Fund
Based on Actual Total Return1

		Beginning	Ending	Annualized	Expenses
		Account	Account	Expense	Paid During
	Total Return2	Value	Value	Ratio	Period3
Institutional Class
Actual	3.31%	$1,000.00	$1,033.10	2.91%	$14.67
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,010.36	2.91%	14.51

Hatteras Disciplined Opportunity Fund
Based on Actual Total Return1

		Beginning	Ending	Annualized	Expenses
		Account	Account	Expense	Paid During
	Total Return2	Value	Value	Ratio	Period3
Institutional Class
Actual	2.40%	$1,000.00	$1,024.00	2.81%	$14.10
Hypothetical (5% return before expenses)	2.48%	1,000.00	1,010.86	2.81%	14.01

1	For the six-months ended June 30, 2014.

2
Past performance does not guarantee future results. Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year.

3	Expenses are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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Investment Advisor
Hatteras Funds, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

Distributor
Hatteras Capital Distributors, LLC 8540 Colonnade Center Drive, Suite 401
Raleigh, NC 27615

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North River Center Drive
Milwaukee, WI 53212

Legal Counsel
Drinker, Biddle & Reath LLP
One Logan Square, Ste. 2000 Philadelphia, PA 19103

Independent Registered Public Accounting Firm
Cohen Fund Audit Services, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

Toll Free Telephone Number:
1-877-569-2382

The Fund’s Statement of Additional Information contains additional information about the Funds’ Trustees and is available without charge upon request by calling 1-877-569-2382.

The Fund’s Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-569-2382, on the Funds’ website, www.hatterasfunds.com, or on the SEC’s website, at www.sec.gov. Information regarding how each Fund voted proxies relating to portfolio securities during the period ending December 31, 2013, is available without charge upon request by calling 1-877-569-2382; or on the SEC’s website, at www.sec.gov.

The Trust files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Trust’s first and third fiscal quarters. For the Trust, this would be for the fiscal quarters ending March 31 and September 30. Form N-Q includes a complete schedule of the Trust’s portfolio holdings as of the end of those fiscal quarters. The Trust’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

This report must be accompanied or preceded by the Funds’ current prospectus.

HATTERASFUNDS.COM / T: 919.846.2324 / F: 919.846.3433 8540 COLONNADE CENTER DRIVE / SUITE 401 / RALEIGH, NC 27615-3052

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer/Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  HCIM Trust

By (Signature and Title)  /s/ David B. Perkins
                                            David B. Perkins, Chief Executive Officer

Date  September 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ David B. Perkins
                                            David B. Perkins, Chief Executive Officer

Date  September 5, 2014

By (Signature and Title)  /s/ Lance Baker
                                            Lance Baker, Chief Financial Officer and Treasurer

Date  September 3, 2014